PRINCIPAL ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2013
PRINCIPAL ACCOUNTING POLICIES
RMB/USD exchange rate used in translation	6.0537
Minimum
Statement
Lease periods of parcels of land	3 years
Maximum
Statement
Lease periods of parcels of land	10 years
Land use rights | Minimum
Statement
Lease periods of parcels of land	40 years
Land use rights | Maximum
Statement
Lease periods of parcels of land	50 years